Ecotality Estate Acquisition	12 Months Ended
Dec. 31, 2015
Business Combinations [Abstract]
Ecotality Estate Acquisition

4.	ECOTALITY ESTATE ACQUISTION

On December 31, 2014, the United States Bankruptcy Court, District Arizona (“Bankruptcy Court”) issued a Confirmation Order Pursuant to Bankruptcy Rule 9024 in the Bankruptcy case, in regards to: Electric Transportation Engineering Corporation (Case No. 13-626), confirming a Plan of Reorganization of Electric Transport Engineering Corporation, whereby the Official Committee of Unsecured Creditors of the estate (“Creditors”) would own 50% of the Reorganized Electric Transport Engineering Corporation (“Reorganized ETEC”) in consideration, of foregoing the amounts formerly owed by the estate and the Company would own the remaining 50% of the Reorganized ETEC. The initial consideration as of December 31, 2014 was $1,000,000, consisting of an initial payment of $275,000 (including $70,000 to be paid on behalf of the estate directly to their professional service providers and $94,035 representing forbearance of a Blink receivable from the estate) and a subsequent cash payment of $725,000. On April 10, 2015, the consideration was amended to $1,200,000 consisting of an initial payment of $375,000 (including approximately $281,000 to be paid on behalf of the estate directly to their professional service providers and $94,035 representing forbearance of a Blink network receivable from the estate) and a subsequent cash payment of $825,000 to the Creditors secured by 8,250 shares of Series B Convertible Preferred Stock issued in 2015 under the amendment. See Note 14 – Stockholders’ Deficiency – Preferred Stock - Series B Convertible Preferred Stock for additional details.

As of December 31, 2015 and 2014, the ECOtality estate consisted of no material assets, liabilities or business other than deferred tax assets associated with carryforward net operating losses (“NOLs”). Given that, as of December 31, 2015 and 2014, there was no implemented plan to realize the benefit of those NOLs, the Company recorded a full valuation allowance against such deferred tax assets.

As of December 31, 2014, after recording the obligation to pay the estate’s professional service providers and the forbearance of the Blink receivable from the estate, the Company established a payable to the estates’ creditor in the amount of $835,965 and expensed the $1,200,000 of consideration within operating expenses on the consolidated statements of operations during the year ended December 31, 2014.